OTHER INTANGIBLE ASSETS (Tables) (Other intangibles)	12 Months Ended
Dec. 31, 2014
Other intangibles
Other intangible assets
Schedule of other intangible assets

		December 31, 2014			December 31, 2013
	Useful lives, years	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value
Amortized intangible assets
Billing and telecommunication software	1 to 20	67,238	(41,853)	25,385	53,225	(37,265)	15,960
Office software	1 to 10	12,713	(5,695)	7,018	9,309	(3,582)	5,727
Rights to use radio frequencies	1 to 15	11,444	(5,684)	5,760	9,850	(4,905)	4,945
Acquired customer base	4 to 31	7,690	(3,166)	4,524	8,757	(3,622)	5,135
Accounting software	1 to 5	3,637	(2,641)	996	4,330	(3,021)	1,309
Numbering capacity	2 to 15	3,746	(3,508)	238	3,623	(2,849)	774
Credit line	1 to 3	3,238	—	3,238	—	—	—
Other	1 to 15	10,671	(3,238)	7,433	7,090	(2,909)	4,181

Total amortized intangible assets		120,377	(65,785)	54,592	96,184	(58,153)	38,031

Prepayments for intangible assets		2,379	—	2,379	392	—	392

Total other intangible assets		122,756	(65,785)	56,971	96,576	(58,153)	38,423

Estimated future amortization expenses for each of the next five years
Estimated amortization expense in the year ending December 31,
2015	16,901
2016	13,740
2017	9,601
2018	5,036
2019	2,301
Thereafter	7,013

Total	54,592